Financial income and expenses (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense on lease liabilities	$ (27)	$ (386)	$ (276)	$ (176)
Knilo HoldCo AB (Successor Parent)
Disclosure of attribution of expenses by nature to their function [line items]
Interest income		98		7
Interest expense on loans and other borrowings		(1,760)	(6,355)	(6,423)
Interest expense on lease liabilities		(386)	(276)	(176)
Total interest income/(expense)		(2,048)	(6,631)	(6,592)
Total foreign exchange gain/(loss)		1,874	5,455	18
Other financial expenses		(1,719)	(713)	(1,293)
Total other financial income/(expenses)		(1,719)	(713)	(1,293)
Financial items - net		$ (1,893)	$ (1,889)	$ (7,867)
Nexttobe AB (Predecessor Parent)
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense on lease liabilities	(27)
Total interest income/(expense)	(27)
Total foreign exchange gain/(loss)	242
Financial items - net	$ 215